Note 12 - Share Capital - Share Options (Details)	12 Months Ended
	Nov. 30, 2023 $ / shares		Nov. 30, 2022 $ / shares
Statement Line Items [Line Items]
Balance, option	14,003,075		12,444,150
Balance, weighted average exercise of option (in CAD per share)	$ 1.61		$ 1.63
Granted, option	3,700,000		4,694,445
Granted, weighted average exercise of option (in CAD per share)	$ 1.1		$ 1.61
Exercised, option	(2,377,000)	[1]	(705,520)	[2]
Exercised, weighted average exercise of option (in CAD per share)	$ 0.92	[1]	$ 1.58	[2]
Cancelled/Forfeited, option	(17,500)		(175,000)
Cancelled/Forfeited, weighted average exercise of option (in CAD per share)	$ 1.83		$ 2.01
Expired, option	(363,380)		(2,255,000)
Expired, weighted average exercise of option (in CAD per share)	$ 1.45		$ 1.7
Balance, option	14,945,195		14,003,075
Balance, weighted average exercise of option (in CAD per share)	$ 1.6		$ 1.61

[1]	During the year ended November 30, 2022, the Company issued 691,501 common shares at weighted average trading prices of $2.25. The common shares were issued pursuant to the exercise of 705,520 share options, of which 5,981 common shares were issued pursuant to the exercise of 20,000 share options on a net exercise basis.
[2]	During the year ended November 30, 2021, the Company issued 1,154,918 common shares at weighted average trading prices of $2.02. The common shares were issued pursuant to the exercise of 1,197,850 share options, of which 37,068 common shares were issued pursuant to the exercise of 80,000 share options on a net exercise basis.